GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule Of Estimated Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 4,228
2020	1,279
2021	229
2022	240
2023	252
Thereafter	268
Net carrying amount	$ 6,496	$ 11,309	$ 44,018